Business and Business Presentation (Details) - shares	Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Business and Business Presentation [Line Items]
Reverse stock split description	On September 4, 2025, the Company effected a 1-for-100 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”).
Shares of company issued		2,881,104	2,881,104
Shares of company outstanding		2,821,877	2,821,877
Common Stock [Member]
Business and Business Presentation [Line Items]
Shares of company issued		100
Shares of company outstanding		100
Common Stock [Member] | Maximum [Member]
Business and Business Presentation [Line Items]
Shares of company outstanding		284,750,832
Common Stock [Member] | Minimum [Member]
Business and Business Presentation [Line Items]
Shares of company outstanding		2,847,873